Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of foreign currency and securities price sensitivity	The impacts in the major local currencies are as follows:

In thousands of USD		Effect on pre-tax equity	Effect on profit before tax
Change in EUR/USD
	5%	32,594	1,340
	(5)%	(32,594)	(1,340)
Change in EUR/AED
	5%	98	(6)
	(5)%	(98)	6
Change in EUR/KES
	10%	(5,116)	74
	(10)%	5,116	(74)
Change in EUR/MAD
	5%	(5,432)	(66)
	(5)%	5,432	66
Change in EUR/NGN
	10%	(19,545)	(32)
	(10)%	19,545	32
Change in EUR/DZD
	5%	(1,362)	(13)
	(5)%	1,362	13
Change in EUR/GHS
	10%	(1,877)	(18)
	(10)%	1,877	18
Change in EUR/UGX
	5%	(1,444)	(3)
	(5)%	1,444	3
Change in EUR/EGP
	10%	(7,865)	(2,932)
	(10)%	7,865	2,932

In thousands of USD		Effect on pre-tax equity	Effect on profit before tax
Change in USD/XOF
	5%	(2,241)	(138)
	(5)%	2,241	138
Change in USD/KES
	10%	(9,001)	255
	(10)%	9,001	(255)
Change in USD/MAD
	5%	(2,236)	(94)
	(5)%	2,236	94
Change in USD/NGN
	10%	(10,785)	(839)
	(10)%	10,785	839
Change in USD/DZD
	5%	(711)	—
	(5)%	711	—
Change in USD/GHS
	10%	(1,064)	(172)
	(10)%	1,064	172
Change in USD/UGX
	5%	(1,230)	(36)
	(5)%	1,230	36
Change in USD/EGP
	10%	(9,559)	(106)
	(10)%	9,559	106
As of December 31, 2024, if the interest rate curves had changed by +/-50bps, with all other variables held constant, the hypothetical impact on pre-tax equity would have been as follows:

As of December 31, 2024 In thousands of USD		Effect on pre-tax equity
CITI - listed investment grade bonds
	0.5%	(90)
	(0.5)%	90